Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 6,843	$ 7,764	$ 8,020	$ 7,833	$ 5,357	$ 7,353	$ 9,847	$ 9,031	$ 11,709	$ 11,360
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	7,118	8,020	8,240	7,987	5,429	7,409	9,840	8,977	11,564	$ 11,140
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	71,887	81,904	84,898	83,119	57,030	78,658	105,652	97,266	126,578	$ 123,197
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	7,161	8,103	8,360	8,147	5,557	7,629	10,192	9,334	12,094	$ 11,710
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	7,189	8,181	8,490	8,312	5,714	7,866	10,565	9,739	12,671	$ 12,333
Class A | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,604	11,181	12,474	12,438	13,283	18,680	17,780	18,148	22,671	$ 25,780
Class C | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,604	11,181	12,474	12,438	13,283	18,680	17,780	18,148	22,671	$ 25,780
Class I | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	96,036	111,808	124,742	124,380	132,832	186,796	177,800	181,484	226,708	$ 257,805
Class R | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,604	11,181	12,474	12,438	13,283	18,680	17,780	18,148	22,671	$ 25,780
Class Z | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	9,604	11,181	12,474	12,438	13,283	18,680	17,780	18,148	22,671	$ 25,780
Class A | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	7,954	9,243	9,163	9,218	6,921	9,595	12,600	11,635	14,706	$ 13,322
Class C | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	7,954	9,243	9,163	9,218	6,921	9,595	12,600	11,635	14,706	$ 13,322
Class I | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	100,000	79,539	92,426	91,626	92,183	69,206	95,948	126,002	116,351	147,059	$ 133,217
Class R | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	7,954	9,243	9,163	9,218	6,921	9,595	12,600	11,635	14,706	$ 13,322
Class Z | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	$ 10,000	$ 7,954	$ 9,243	$ 9,163	$ 9,218	$ 6,921	$ 9,595	$ 12,600	$ 11,635	$ 14,706	$ 13,322